Equity (Share Repurchase Program Summary) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 200,000
Disclosure of Repurchase Agreements [Abstract]
Treasury Stock, Shares	9,089,623
Treasury Stock, Shares	11,551,973
Payments for Repurchase of Equity [Abstract]
Treasury Stock, Value	$ 363,168
Purchase of common stock for treasury	(75,000)	$ (25,000)
Treasury Stock, Value	438,168
Share Repurchase Program - Authorized September 2015 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 125,000
Disclosure of Repurchase Agreements [Abstract]
Treasury Stock, Shares	0
Treasury Stock, Shares, Acquired	2,462,350
Treasury Stock, Shares	2,462,350
Payments for Repurchase of Equity [Abstract]
Treasury Stock, Value	$ 0
Purchase of common stock for treasury	(75,000)
Treasury Stock, Value	$ 75,000